SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Mar. 31, 2022
Supplemental Cash Flow Information [Abstract]
Disclosure of supplemental disclosure of cash flow [Table Text Block]

Changes in non-cash working capital balances consist of:

	March 31,	March 31,
	2022	2021
	$	$
Amounts and other receivables	(536,815)	(41,812)
Inventories	(665,572)	-
Prepaids and deposits	(985,522)	16,108
Accounts payable and accrued liabilities	831,484	64,251
	(1,356,425)	38,547

Supplementary disclosures:

Change in accrued exploration property expenditures	$-	$(61,844)
Assumption of mortgage to acquire building	$1,949,000	$-
Stock-based compensation charged to exploration and evaluation assets	$-	$177,541
Shares issued charged to share issue costs	$38,979	$-
Shares issued to settle debt	$-	$45,200

Disclosure of cash and cash equivalents [Table Text Block]
Cash and cash equivalents are comprised of:	March 31,	March 31,
	2022	2021
	$	$

Cash in bank	26,475,000	3,091,549
Cashable guaranteed investment certificate, 0.5%, maturing December 2022	200,000	-
	26,675,000	3,091,549